Related party transactions - Narrative (Details)					1 Months Ended	12 Months Ended
	Mar. 01, 2025 USD ($)	Dec. 08, 2023 USD ($)	Jun. 23, 2022 shares	Jul. 28, 2021 USD ($)	Jul. 31, 2021 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 shares	Mar. 01, 2024	Nov. 08, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 28, 2023 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Sales of plant operation services to a related party						$ 10,100,000	$ 25,202,000	$ 0
Share capital						21,169,000	21,168,000
Loss on debt modification						2,761,000	7,553,000	0
Other non-current interest-bearing liabilities						47,918,000	54,439,000
Issuance to Convertible Note holders				$ 35,231,000	$ 35,231,000			0
Proceeds from sale of property, plant, and equipment						33,000	1,779,000	0
Intangible assets						994,881,000	1,368,259,000
Related party transaction, licencse fee						17,234,000						$ 14,011,000	$ 31,245,000
Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Lock-up period									180 days
Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets						2,277,814,000	2,158,317,000	1,778,018,000
Additions						297,380,000	346,433,000
Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets						865,055,000	1,066,766,000
Acquired IP | Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets						1,811,120,000	1,836,487,000	1,565,849,000
Additions						116,301,000	241,048,000
Class A Shares
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares			4,306,466		4,306,466,000
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares			4,306,466
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions						$ 276,313,000	$ 138,674,000	$ 132,949,000
Revenue from sale of goods, related party transactions, percentage of total revenue						0.1358	0.0586	0.0545
Floorplan facilities | Total for all related parties
Disclosure of transactions between related parties [line items]
Borrowings						$ 54,975,000	$ 44,877,000
Volvo Cars | Total for all related parties
Disclosure of transactions between related parties [line items]
Borrowings						1,000,000	1,000,000,000
Undrawn borrowing facilities											$ 1,000,000,000			$ 800,000,000
Share capital														$ 350,000,000
Other non-current interest-bearing liabilities						0	0
Borrowings, modified carrying value							1,007,194
Revenue from sale of goods, related party transactions						101,299,000	86,460,000	$ 64,558,000
Volvo Cars | Total for all related parties | Secured Overnight Financing Rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis														4.97%
Volvo Cars | Floorplan facilities | Total for all related parties
Disclosure of transactions between related parties [line items]
Borrowings						$ 54,975,000	44,877,000
Volvo Cars | Minimum | Floorplan facilities | Total for all related parties
Disclosure of transactions between related parties [line items]
Borrowings, interest rate						2.00%
Volvo Cars | Maximum | Floorplan facilities | Total for all related parties
Disclosure of transactions between related parties [line items]
Borrowings, interest rate						2.50%
Geely
Disclosure of transactions between related parties [line items]
Issuance to Convertible Note holders					$ 9,531,000
Geely | PS3 Tooling and Equipment
Disclosure of transactions between related parties [line items]
Property, plant and equipment		$ 149,470,000
Future changes or modifications cost		$ 6,586,000
Obligation recognized						$ 124,878,000	131,737,000
Significant unobservable input, assets		0.052
Other contributed capital		$ 25,565,000
Other financing instruments, production lifecycle period (in years)						6 years				7 years
Other financing instruments, repayment period (in years)						6 years				7 years
Related party transaction, gain (loss) from extension	$ 2,478,000
Geely | Total for all related parties
Disclosure of transactions between related parties [line items]
Borrowings						$ 250,000,000	250,000,000
Undrawn borrowing facilities											$ 250,000,000
Other non-current interest-bearing liabilities						0	$ 0
Issuance to Convertible Note holders				$ 9,531,000
Geely | Total for all related parties | PS3 Tooling and Equipment
Disclosure of transactions between related parties [line items]
Proceeds from sale of property, plant, and equipment		$ 156,056,000
Executive Management Team (“EMT”) And Managing Directors | Total for all related parties | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Shares acquired by the incentive plan participants (in shares) | shares									38,125,000
Executive Management Team (“EMT”) And Managing Directors | Total for all related parties | Polestar | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests									16.00%
Volvo Cars - Extension Of Termination Date | Total for all related parties
Disclosure of transactions between related parties [line items]
Borrowings, modified carrying value						1,007,637,000
Borrowings, modified, gain (loss)						$ 2,761,000